                              Janus Investment Fund

                                 Class T Shares

                         Supplement dated March 19, 2010
                       to Currently Effective Prospectuses

The following replaces in its entirety the corresponding information found in the SHAREHOLDER'S GUIDE section of the Prospectus under "ADMINISTRATIVE FEES." For purposes of this supplement, the term "Fund" refers to any fund or portfolio in the Janus Investment Fund trust.

     ADMINISTRATIVE SERVICES FEE
     Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of 0.25% of the average daily net assets of Class T Shares of each Fund for providing, or arranging for the provision by intermediaries of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of the shareholders of the Funds. Order processing includes the submission of transactions through the National Securities Clearing Corporation ("NSCC") or similar systems, or those processed on a manual basis with Janus. Janus Services expects to use some or all of this fee to compensate intermediaries for providing these services to their customers who invest in the Funds. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Funds.

Investors should consider this information in making a long-term investment decision.

                Please retain this Supplement with your records.

                              Janus Investment Fund

                                 Class T Shares

                         Supplement dated March 19, 2010
                       to Currently Effective Prospectuses

The following replaces in its entirety the corresponding information found in the SHAREHOLDER'S GUIDE section of the Prospectus under "ADMINISTRATIVE FEES":

     ADMINISTRATIVE SERVICES FEE
     Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of 0.25% of the average daily net assets of Class T Shares of each Bond Fund for providing, or arranging for the provision by intermediaries of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of the shareholders of the Bond Funds. Order processing includes the submission of transactions through the National Securities Clearing Corporation ("NSCC") or similar systems, or those processed on a manual basis with Janus. Janus Services expects to use some or all of this fee to compensate intermediaries for providing these services to their customers who invest in the Bond Funds. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Funds.

Investors should consider this information in making a long-term investment decision.

                Please retain this Supplement with your records.

                              Janus Investment Fund

                                 Class T Shares

                         Supplement dated March 19, 2010
                       to Currently Effective Prospectuses

The following replaces in its entirety the corresponding information found in the SHAREHOLDER'S GUIDE section of the Prospectus under "ADMINISTRATIVE FEES":

     ADMINISTRATIVE SERVICES FEE
     Janus Services LLC ("Janus Services"), the Trust's transfer agent, receives an administrative services fee at an annual rate of 0.25% of the average daily net assets of Class T Shares of the Fund for providing, or arranging for the provision by intermediaries of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of the shareholders of the Fund. Order processing includes the submission of transactions through the National Securities Clearing Corporation ("NSCC") or similar systems, or those processed on a manual basis with Janus. Janus Services expects to use some or all of this fee to compensate intermediaries for providing these services to their customers who invest in the Fund. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Fund.

Investors should consider this information in making a long-term investment decision.

                Please retain this Supplement with your records.

                              Janus Investment Fund

                         Supplement dated March 19, 2010
           to Currently Effective Statements of Additional Information

The following replaces the corresponding information regarding Class T Shares administrative fees found in the CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS section of the Statement of Additional Information. For purposes of this supplement, the term "Fund" refers to any fund or portfolio in the Janus Investment Fund trust.

     Janus Services receives an administrative services fee at an annual rate of 0.25% of the average daily net assets of Class T Shares of each Fund for providing or procuring administrative services to investors in Class T Shares of the Funds. These administrative services fees are paid by Class T Shares of the Funds to Janus Services, which uses some or all of such fees to compensate intermediaries for providing these services to their customers who invest in the Funds. Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. Order processing includes the submission of transactions through the National Securities Clearing Corporation ("NSCC") or similar systems, or those processed on a manual basis with Janus. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Funds.

                Please retain this Supplement with your records.

                              Janus Investment Fund

                         Supplement dated March 19, 2010
           to Currently Effective Statement of Additional Information

The following replaces the corresponding information regarding Class T Shares administrative fees found in the CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS section of the Statement of Additional Information.

     Janus Services receives an administrative services fee at an annual rate of 0.25% of the average daily net assets of Class T Shares of the Fund for providing or procuring administrative services to investors in Class T Shares of the Fund. These administrative services fees are paid by Class T Shares of the Fund to Janus Services, which uses some or all of such fees to compensate intermediaries for providing these services to their customers who invest in the Fund. Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Fund. Order processing includes the submission of transactions through the National Securities Clearing Corporation ("NSCC") or similar systems, or those processed on a manual basis with Janus. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Fund.

                Please retain this Supplement with your records.